Stock-Based Compensation - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance	61,769,393	33,728,438	75,514,616
Stock based compensation expense		$ 0	$ 0
2025 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance	3,047,669
Purchase price percentage of common stock	85.00%
2025 Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted	0
Common stock reserved for issuance	25,397,242
Incentive Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Minimum Threshold Limit Of Percentage Of Owning Stock With Voting Power On Grant Date	10.00%
Minimum Threshold Limit Of Shares Fair Value On Grant Date	110.00%
Service-based Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	4 years
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Uunrecognized compensation cost	$ 19,000,000
Unrecognized compensation cost, weighted average period	2 years 3 months 18 days
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost, weighted average period	9 months 18 days
RSUs unrecognized compensation cost	$ 1,000,000
Common stock shares subject to release of vested restricted stock units	2,464,171
Stock based compensation expense	$ 3,900,000